Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarised financial information of subsidiaries with material non controlling interests
Revenue	¥ 645,593	¥ 901,573	¥ 869,050
Profit/(loss) before income tax	(681,314)	(259,492)	152,364
Income tax (expense)/credit	11,798	12,587	(14,036)
Profit/(loss) and total comprehensive income/(loss) for the year	(668,942)	(247,636)	139,000
Total comprehensive income/(loss) allocated to noncontrolling interests	(82,897)	(11,426)	2,019
Huizhou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	21,561	26,852	35,184
Profit/(loss) before income tax	(8,222)	2,743	5,170
Income tax (expense)/credit	297	(685)	(1,293)
Profit/(loss) and total comprehensive income/(loss) for the year	(7,925)	2,058	3,878
Total comprehensive income/(loss) allocated to noncontrolling interests	(2,734)	710	1,338
Dividend paid to noncontrolling interests	1,116	750	1,478
Shanghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	21,674	29,839	33,834
Profit/(loss) before income tax	(25,217)	(3,884)	689
Income tax (expense)/credit	1,347	157	(172)
Profit/(loss) and total comprehensive income/(loss) for the year	(23,870)	(3,727)	517
Total comprehensive income/(loss) allocated to noncontrolling interests	(4,737)	(746)	77
Dividend paid to noncontrolling interests			1,463
Chengdu Yueji
Summarised financial information of subsidiaries with material non controlling interests
Revenue	6,290	8,221	23,766
Profit/(loss) before income tax	(6,280)	(6,674)	(4,722)
Income tax (expense)/credit	(21)
Profit/(loss) and total comprehensive income/(loss) for the year	(6,301)	(6,764)	(4,722)
Total comprehensive income/(loss) allocated to noncontrolling interests	(1,890)	(2,029)	(1,515)
Pengai Xiuqi
Summarised financial information of subsidiaries with material non controlling interests
Revenue	28,251	28,530	33,057
Profit/(loss) before income tax	(19,411)	(1,135)	8,678
Income tax (expense)/credit	2,586	(139)	803
Profit/(loss) and total comprehensive income/(loss) for the year	(16,825)	(1,274)	9,481
Total comprehensive income/(loss) allocated to noncontrolling interests	(1,851)	(140)	1,043
Haikou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	24,134	20,184	25,458
Profit/(loss) before income tax	(10,966)	(1,696)	2,001
Income tax (expense)/credit	(84)	192	(500)
Profit/(loss) and total comprehensive income/(loss) for the year	(11,050)	(1,504)	1,501
Total comprehensive income/(loss) allocated to noncontrolling interests	(1,436)	(196)	195
Dividend paid to noncontrolling interests		186	407
Shenzhen Yueji
Summarised financial information of subsidiaries with material non controlling interests
Revenue	45	13,754	20,809
Profit/(loss) before income tax	406	4,656	(4,897)
Income tax (expense)/credit	(21)	(29)	(1,224)
Profit/(loss) and total comprehensive income/(loss) for the year	(427)	(4,685)	3,673
Total comprehensive income/(loss) allocated to noncontrolling interests	(171)	(1,874)	1,469
Shenzhen Yuexin
Summarised financial information of subsidiaries with material non controlling interests
Revenue	32,430	33,157	34,104
Profit/(loss) before income tax	2,937	3,710	(2,240)
Income tax (expense)/credit	734	391	(560)
Profit/(loss) and total comprehensive income/(loss) for the year	(2,203)	(3,319)	1,680
Total comprehensive income/(loss) allocated to noncontrolling interests	(881)	(1,328)	672
Nanchang Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue			2,198
Profit/(loss) before income tax	300	382	2,449
Profit/(loss) and total comprehensive income/(loss) for the year	(300)	(382)	(2,449)
Total comprehensive income/(loss) allocated to noncontrolling interests	(147)	(187)	(898)
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Summarised financial information of subsidiaries with material non controlling interests
Revenue	15,295	25,958	32,668
Profit/(loss) before income tax	(21,773)	(2,465)	1,036
Income tax (expense)/credit	1,795	307	(259)
Profit/(loss) and total comprehensive income/(loss) for the year	(19,978)	(2,158)	777
Total comprehensive income/(loss) allocated to noncontrolling interests	(2,198)	(237)	85
Ninghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	46	4,841	5,211
Profit/(loss) before income tax	(604)	(1,317)	1,182
Income tax (expense)/credit	(39)	162	(113)
Profit/(loss) and total comprehensive income/(loss) for the year	(643)	(1,155)	1,069
Total comprehensive income/(loss) allocated to noncontrolling interests	¥ (315)	¥ (566)	¥ 524